Shareholder Report, Average Annual Return (Details) 197671_RMB Mendon Financial Services Fund_Class C_TSR Annual {Class C}		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RMB Mendon Financial Services Fund Class C (with sales charge)
Average Annual Return, Percent	[1]	11.00%	11.00%	8.52%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RMB Mendon Financial Services Fund Class C (without sales charge)
Average Annual Return, Percent	[1]	12.00%	11.00%	8.52%
Russell 3000 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index Total Return
Average Annual Return, Percent		17.15%	13.15%	14.29%
NASDAQ Bank Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NASDAQ Bank Index Total Return
Average Annual Return, Percent		0.35%	6.93%	6.97%

[1]
†	Class C shares are subject to a 1.00% contingent deferred sales charge (CDSC) if redeemed within one year after purchase.